Accruals and Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accruals and Other Current Liabilities

Note 9: Accruals and Other Current Liabilities

Accruals and other current liabilities consist of the following:

	December 31, 2019	September 30, 2020
Cloud Services Subscription deposits	$54,688	$78,671
Accrued benefits	33,184	32,074
Accrued compensation	31,537	24,113
Accrued expenses associated with initial public offering	—	22,066
Accrued severance and realignment costs	1,688	10,336
Due to customers	8,945	9,507
Accrued acquisition stay bonuses	4,143	6,006
Accrued hosting costs	2,215	5,664
Sales taxes payable	5,287	3,596
Contingent consideration from acquisitions	5,100	3,583
Accrued professional fees	4,382	2,867
Accrued facility costs	2,168	1,981
Non-contingent consideration from acquisitions	900	91
Accrued rent	1,909	—
Other accrued and current liabilities	11,371	12,311
Total accruals and other current liabilities	$167,517	$212,866

Note 8: Accruals and Other Current Liabilities

Accruals and other current liabilities consist of the following:

	As of December 31,
	2018	2019
Cloud Services Subscription deposits	$25,541	$54,688
Accrued benefits	25,863	33,184
Accrued compensation	30,484	31,537
Due to customers	8,467	8,945
Contingent consideration from acquisitions	2,390	5,100
Sales taxes payable	3,467	5,287
Accrued professional fees	2,347	4,382
Accrued acquisition stay bonuses	1,650	4,143
Accrued hosting costs	6,740	2,215
Accrued facility costs	2,269	2,168
Accrued rent	2,574	1,909
Accrued severance and realignment costs	6,555	1,688
Non-contingent consideration from acquisitions	8,629	900
Other accrued and current liabilities	9,723	11,371
Total accruals and other current liabilities	$136,699	$167,517